Basis of preparation - Effect of error correction on consolidated statements of operations (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reclassifications or changes in presentation [line items]
Depreciation		$ 218,129
Income tax expense		87,401
Net (loss) earnings for the year	$ (135,706)	117,615
Continuing operations	10,782	131,147
Shareholders of the Company	$ (135,103)	$ 123,464
Net earnings per share attributable to shareholders - basic (in dollars per share)	$ (0.75)	$ 0.73
Net earnings per share attributable to shareholders - diluted (in dollars per share)	(0.75)	0.71
Net earnings per share attributable to shareholders, continuing operations - basic (in dollars per share)	0.06	0.77
Net earnings per share attributable to shareholders, continuing operations - diluted (in dollars per share)	$ 0.06	$ 0.75
Discontinued operations	$ (146,802)	$ (6,352)
Previously Reported [Member]
Disclosure of reclassifications or changes in presentation [line items]
Depreciation		246,651
Income tax expense		79,134
Net (loss) earnings for the year		97,361
Continuing operations		110,893
Shareholders of the Company		$ 103,210
Net earnings per share attributable to shareholders - basic (in dollars per share)		$ 0.61
Net earnings per share attributable to shareholders - diluted (in dollars per share)		0.60
Net earnings per share attributable to shareholders, continuing operations - basic (in dollars per share)		0.65
Net earnings per share attributable to shareholders, continuing operations - diluted (in dollars per share)		$ 0.64
Discontinued operations		$ 6,352
Net earnings per share attributable to shareholders, discontinued operations (in dollars per share)		$ 0.04
Revision of Prior Period, Adjustment [Member]
Disclosure of reclassifications or changes in presentation [line items]
Depreciation		$ (28,522)
Income tax expense		8,267
Net (loss) earnings for the year		20,254
Continuing operations		20,254
Shareholders of the Company		$ 20,254
Net earnings per share attributable to shareholders - basic (in dollars per share)		$ 0.12
Net earnings per share attributable to shareholders - diluted (in dollars per share)		0.11
Net earnings per share attributable to shareholders, continuing operations - basic (in dollars per share)		0.12
Net earnings per share attributable to shareholders, continuing operations - diluted (in dollars per share)		$ 0.11